Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions
Related Party Transactions

26. Related Party Transactions

        For the years ended December 31, 2014, 2015 and 2016, the Group entered into the following material related party transactions:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Purchase of goods (Note a)	585,494	111,191	155,093
Delivery of goods (Note b)	—	469,974	137,088
Other income	—	4,027	1,773
Other expense	—	—	1,475

Note a:	The goods were purchased from an affiliate of the Company and companies controlled or significantly influenced by shareholders.
Note b:	The Group engages certain of the Group's affiliates to deliver the goods to its customers.

        Details of those material related party transactions provided in the table above are as follows:

(a)   Amounts due from related parties

        Amounts due from related parties are made up by amounts due from affiliates and companies controlled by the shareholders.

        Amounts due from related parties as of December 31, 2015 and 2016 amounted to RMB31,856 and RMB8,352, respectively, are prepayments related to purchases of goods or services from affiliates and the entities controlled by shareholders of the Company.

(b)   Amounts due to related parties

        Amounts due to related parties are made up by shareholder loans and amounts due to affiliates and companies controlled or significantly influenced by shareholders.

        The amounts due to affiliates and companies controlled or significantly influenced by shareholders as of December 31, 2015 and 2016 amounted to RMB206,966 and RMB52,729 respectively, and were unsecured and interest free. These amounts are all related to purchases of goods or logistic services from these parties.